NOTES PAYABLE (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2017	Jan. 15, 2017	Dec. 31, 2016	Apr. 21, 2016	Feb. 28, 2014
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Debt Instrument, Face Amount	$ 2,000,000
Debt Instrument, Maturity Date	Nov. 15, 2017
Interest Payable, Current	$ 17,488
Debt Instrument, Convertible, Terms of Conversion Feature	The convertible loans contain the following terms: convertible at the option of the holder at the price of the equity financing or payable on demand upon the completion of an equity financing greater than $5,000,000; automatically convertible at the price of the equity financing upon completion of an equity financing between $3,500,000 and $5,000,000
Debt Instrument Shareholders Agreed To Advance			$ 1,500,000
Convertible Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	3,000,000
First Tranches [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 500,000
Second Tranches [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 500,000
Fourth Tranches [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000
IMT Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Demand Deferral, Minimum Capital Proceeds Required	$ 15,000,000
Notes Payable				$ 330,600
Debt Instrument, Interest Rate, Stated Percentage	3.50%
Interest Expense, Debt	$ 5,706
Promissory Note [Member]
Debt Instrument [Line Items]
Notes Payable					$ 200,000
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Interest Expense, Debt	18,740
Director [Member] | IMT Notes [Member]
Debt Instrument [Line Items]
Notes Payable	$ 150,689